CASH, CASH EQUIVALENTS AND RESTRICTED CASH	9 Months Ended
Sep. 30, 2023
Cash and Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
3.	CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Cash, cash equivalents and restricted cash reported within the accompanying condensed consolidated statements of cash flows consisted of the following:

	September 30, 2023	December 31, 2022
Cash	$43,056	$54,340
Cash equivalents	249,895	455,183

Total cash and cash equivalents	292,951	509,523
Non-current portion of restricted cash	129	130

Total cash, cash equivalents and restricted cash	$293,080	$509,653